As filed with the Securities and Exchange Commission on June 9, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23164

USCA Fund Trust
 (Exact name of registrant as specified in charter)

4444 Westheimer, Suite G500
Houston, TX  77027
 (Address of principal executive offices) (Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
 (Name and address of agent for service)

(713) 366-0500
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2017

Item 1. Reports to Stockholders.

USCA Fund Trust
USCA Shield Fund

Semi-Annual Report
March 31, 2017

USCA Fund Trust

USCA Fund Trust
Shareholder Letter
March 31, 2017

Dear Shareholder:

This is the first semi-annual report of the USCA Shield Fund and discusses the period ending March 31, 2017.  Since inception on November 29, 2016 the fund has returned 3.10%.  During the same period the S&P 500 Index returned 7.90% and the CBOE BuyWrite Index returned 4.04%.

Market Environment

The launch of the Shield Fund occurred shortly after the presidential election.  With the election, the tone of the market changed as investor enthusiasm bid stocks higher based in part on the belief that a business friendly administration would cut taxes and promote other policies that would generate a higher level of economic growth and corporate earnings.

Generally, we are slow to invest in a momentum driven market, and we find that our patience is usually rewarded. In March the market did pause as investors began to realize that positive change is a slow process in the Washington bureaucracy.  Additionally, geopolitical threats dampened investor confidence.

Performance Discussion

The fund benefited from its exposure to the health care sector, as Amgen and Cardinal Health were both up 13.9% for the period.  Additionally, Hewlett Packard Enterprises (up 18.6%) and Oracle (up 15.9%) were additive.  Macy’s (down 29.76%) and Target (down 28.3%) have been detractors, as the market has punished brick and mortar retailers. When any stock drops, we question the validity of the position. Should we sell? Should we buy more? Macy’s real estate is valued at almost double the current market capitalization of the company.  It is expected to earn over $3.00/share this year and has paid a $1.51 dividend/share. Target has grown its dividend every year since 1980. We will continue hold these positions, with the goal of collecting dividends and income from selling calls against these positions.

Additionally, we maintained at least 10% cash throughout the period, which dragged on performance as stocks, in general, rallied.

Looking Ahead

The market appears to realize the pro-growth policies it anticipated might be slow in arriving, while the Fed’s accommodative stance in monetary policy is winding down.  Without very strong earnings growth, we believe the market is valued at extremes.  At times like these, we will continue to look for companies with strong fundamentals and ample cash flow to own.  We continue to like the US consumer as job growth has maintained its slow and steady pace.  We also continue to like health care’s defensive nature.

There is a general tendency for covered call strategies like that employed by the fund to underperform the S&P 500 during periods of market strength and outperform the S&P 500 during flat or down markets.  Our goal is to outperform both the S&P 500 and the CBOE BuyWrite Index over a market cycle.  We expect a volatile market that is at times constructive due to a continuation of relatively low interest rates and a pro-business administration in the White House, and at times, disappointed and even fearful of international threats.  We will continue to invest in reasonably priced companies we believe to be financially strong with secure dividends and sell covered calls to help shield our portfolio from the volatility that we expect.

Earnings growth is not representative of the fund’s future performance.

Must be preceded or accompanied by a prospectus.

The USCA Shield Fund is distributed by Quasar Distributors, LLC.  USCA Asset Management LLC, the fund’s adviser and a wholly-owned subsidiary of U.S. Capital Advisors LLC, is not affiliated with Quasar Distributors, LLC.

Mutual fund investing involves risk.  Principal loss is possible.  There is no assurance that the USCA Shield Fund will achieve its investment objectives.  Selling covered call or stock index options will limit the fund’s gain, if any, on its underlying securities and the fund continues to bear the risk of a decline in the value of its underlying stocks. There is no guarantee that the strategy will achieve its objectives, generate profits or avoid losses. The use of covered call strategies does not ensure profits or guarantee against losses. Past performance is no assurance of future results.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Please see the schedule of investments section in this report for a full listing of the Fund’s holdings.

Opinions expressed are subject to change, are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

S&P 500 Index.  The S&P 500 Index is weighted by market value, and its performance is thought to be representative of the stock market as a whole.  The S&P 500 Index was created in 1957, although it has been extrapolated backwards to several decades earlier for performance comparison purposes.  This index provides a broad snapshot of the overall U.S. equity market; in fact, over 70% of all U.S. equity is tracked by the S&P 500 Index.  The index selects its companies based upon their market size, liquidity, and sector.  The S&P 500 Index is a market-weighted index. It is not possible to invest directly in this index.

CBOE BuyWrite Index.  The CBOE BuyWrite Index is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) “writing” (or selling) the near-term S&P 500 Index (SPXSM) “covered” call option, generally on the third Friday of each month. The S&P call written will have about one month remaining to expiration, with an exercise price just above the prevailing index level (i.e., slightly out-of-the-money). The S&P call is held until expiration and cash settled, at which time a new one-month, slightly out-of-the-money call is written. It is not possible to invest directly in this index.

Earnings per Share.  Earnings per share is the portion of a company’s profit allocated to each outstanding share of common stock.

Cash Flow.  Cash flow is the net amount of cash and cash-equivalents moving into and out of a business. Positive cash flow indicates that a company’s liquid assets are increasing, enabling it to settle debts, reinvest in its business, return money to shareholders, pay expenses and provide a buffer against future financial challenges. Negative cash flow indicates that a company’s liquid assets are decreasing.

USCA Fund Trust
USCA Shield Fund
March 31, 2017 (Unaudited)

Hypothetical Growth of a $10,000 Investment

Average Annual Returns
March 31, 2017 (Unaudited)

	1 Year	5 Year	Since Inception	Inception Date
Institutional Class	n/a	n/a	3.10%	11/29/16

S&P 500 Index	n/a	n/a	8.07%	11/29/16

CBOE S&P 500 BuyWrite Index	n/a	n/a	4.12%	11/29/16

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by contacting the Fund at (888) 601-8722.

The Institutional Class shares were first available on November 29, 2016.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

USCA Fund Trust
USCA Shield Fund
March 31, 2017 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and exchange fees; and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held from the Fund’s inception November 29, 2016 to March 31, 2017.

Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Share Class[1]	Beginning Account Value (11/29/16)	Ending Account Value (03/31/17)	Expenses Paid During Period[2] (11/29/16 to 03/31/17)	Net Annualized Expense Ratio
Institutional Class Shares
Actual	$1,000.00	$1,031.00	$3.90	1.15%
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.20	$5.79	1.15%
1	No information is provided for Investor Class shares because shares of that class had not yet been issued as of March 31, 2017.
2
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 122 days (the number of days in the most recent period)/365 days (to reflect the period), for Institutional Class shares.

USCA Shield Fund
Investment Strategy Allocation
March 31, 2017 (unaudited)
(expressed as a percentage of net asset value)

USCA Shield Fund
Schedule of Investments
 March 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 86.52%[a]
Communications - 3.34%[a]
AT&T Inc.[b]	4,000	$166,200
Twenty-First Century Fox, Inc.[b]	2,000	64,780
Verizon Communications Inc.[b]	3,400	165,750
		396,730
Consumer Discretionary - 10.67%[a]
Bed Bath & Beyond Inc.[b]	2,700	106,542
Delphi Automotive PLCbc	1,800	144,882
The Gap, Inc.[b]	4,600	111,734
General Motors Company[b]	4,300	152,048
Genuine Parts Company[b]	1,700	157,097
Macy’s, Inc.[b]	5,400	160,056
McDonald’s Corporation[b]	1,000	129,610
Snap-on Incorporated[b]	800	134,936
Whirlpool Corporation[b]	1,000	171,330
		1,268,235
Consumer Staples - 16.64%[a]
Bunge Limitedbc	2,300	182,298
Campbell Soup Company[b]	3,000	171,720
The Coca-Cola Company[b]	3,600	152,784
CVS Health Corporation[b]	2,100	164,850
Dean Foods Company[b]	8,000	157,280
Dollar General Corporation[b]	2,200	153,406
General Mills, Inc.[b]	2,400	141,624
Target Corp.[b]	3,000	165,570
Tyson Foods, Inc.[b]	2,600	160,446
Walgreens Boots Alliance, Inc.[b]	2,000	166,100
Wal-Mart Stores Inc.[b]	2,500	180,200
Whole Foods Market, Inc.[b]	6,100	181,292
		1,977,570
Energy - 6.91%[a]
Cabot Oil & Gas Corporation[b]	7,600	181,716
EQT Corporation[b]	2,800	171,080
Halliburton Company[b]	3,400	167,314
Hess Corporation[b]	3,100	149,451
Valero Energy Corporation[b]	2,300	152,467
		822,028
The accompanying Notes to Financial Statements are an integral part of these statements.

USCA Shield Fund
Schedule of Investments - (continued)
 March 31, 2017 (Unaudited)

	Shares	Fair Value
Financials - 8.57%[a]
Aflac Incorporated[b]	2,300	$166,566
American Express Company[b]	2,300	181,953
Bank of America[b]	7,000	165,130
JPMorgan Chase & Co.[b]	1,900	166,896
Prudential Financial, Inc.[b]	1,700	181,356
The Travelers Companies, Inc.[b]	1,300	156,702
		1,018,603
Health Care - 14.15%[a]
AbbVie Inc.[b]	2,600	169,416
AmerisourceBergen Corporation[b]	1,900	168,150
Amgen Inc.[b]	1,100	180,477
Bristol-Myers Squibb Company[b]	3,000	163,140
Cardinal Health, Inc.[b]	2,100	171,255
Gilead Sciences, Inc.[b]	2,300	156,216
Johnson & Johnson[b]	1,300	161,915
Medtronic Public Limited Companybc	2,100	169,176
Merck & Co., Inc.[b]	2,700	171,558
Pfizer Inc.[b]	5,000	171,050
		1,682,353
Industrials - 9.50%[a]
Chicago Bridge & Iron Company N.V.bc	5,300	162,975
Cummins Inc.[b]	1,100	166,320
Emerson Electric Co.[b]	2,800	167,608
General Electric Company[b]	5,300	157,940
ITT Inc.[b]	4,100	168,182
Kansas City Southern[b]	1,700	145,792
United Parcel Service, Inc.[b]	1,500	160,950
		1,129,767
Materials - 4.27%[a]
Eastman Chemical Company[b]	2,100	169,680
Lyondellbasell Insustries N.V.bc	1,800	164,142
Sealed Air Corporation[b]	4,000	174,320
		508,142
Technology - 11.21%[a]
Accenture plcbc	1,500	179,820
Cisco Systems, Inc.[b]	4,300	145,340
The accompanying Notes to Financial Statements are an integral part of these statements.

USCA Shield Fund
Schedule of Investments - (continued)
 March 31, 2017 (Unaudited)
	Shares	Fair Value
Technology - (continued) - 11.21%[a]
HP Inc.[b]	9,500	$169,860
IBM[b]	1,000	174,140
Intel Corporation[b]	4,700	169,529
Oracle Corporation[b]	3,600	160,596
Qualcomm Incorporated[b]	2,800	160,552
Xerox Corporation[b]	23,600	173,224
		1,333,061
Utilities - 1.26%[a]
The Southern Company[b]	3,000	149,340

TOTAL COMMON STOCK (Cost $10,206,044)		10,285,829
EXCHANGE TRADED FUNDS - 2.82%[a]
iShares 20+ Year Treasury Bond[b]	1,400	168,994
SPDR Gold Shares[b]	1,400	166,208
		335,202

TOTAL EXCHANGE TRADED FUNDS (Cost $324,777)		335,202
SHORT TERM INVESTMENT - 15.19%[a]
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.59%[d]	1,805,016	1,805,016

TOTAL SHORT TERM INVESTMENTS (Cost $1,805,016)		1,805,016

Total Investments (Cost $12,335,837) - 104.53%[a]		$12,426,047
Total Value of Options Written (Premiums received $252,634) - (1.64%)		(194,624)
Assets in Excess of Other Liabilities - (2.89%)[a]		(343,519)
TOTAL NET ASSETS - 100.00%[a]		$11,887,904

Footnotes
a Percentages are stated as a percent of net assets.
b All or a portion of the security represents cover for outstanding call option contracts written.
c Foreign issued security.
d Rate reported is the 7-day current yield as of March 31, 2017.

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA Fund Trust
Statement of Assets & Liabilities
 March 31, 2017 (Unaudited)

USCA Shield Fund
Assets
Investments, at fair value (cost $12,335,837)	$12,426,047
Dividend and Interest receivable	16,174
Receivable for investments sold	10,986
Prepaid expenses	11,105
Receivable from Adviser, net	70,084
Total Assets	12,534,396

Liabilities
Options written, at fair value (premiums received $252,634)	194,624
Payable for Funds shares redeemed	5,042
Payable for investments purchased	367,586
Accrued administration expense	14,363
Accrued Trustee fees	5,960
Organizational costs	18,524
Accrued expenses and other liabilities	40,393
Total Liabilities	646,492

Net Assets	$11,887,904

Net Assets Consist of:
Paid in capital	$11,629,858
Accumulated net investment gain	31,628
Accumulated net realized gains	78,198
Net unrealized appreciation on investments	148,220
Net Assets	$11,887,904

Institutional Class
Net assets applicable to outstanding shares	$11,887,904
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,152,897
Net asset value per share outstanding	$10.31

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA Fund Trust
Statement of Operations
For the Period From November 29(1), 2016 to March 31, 2017 (Unaudited)

USCA Shield Fund
Investment Income
Dividend income (Net of foreign taxes withheld of $79)	$61,383
Interest income	2,164
Total Investment Income	63,547
Expenses
Portfolio accounting and administration fees	23,247
Investment advisory fees	21,650
Organizational costs	18,524
Transfer agent fees and expenses	13,318
Custody fees	11,384
Audit and tax return	7,750
Offering costs	6,727
Directors’ fees	5,960
Registration fees	5,121
Legal fees	4,011
Other expenses	5,961
Total Expenses Before Waiver	123,653
(Waiver) recoupment by Adviser, net	(91,734)
Net Expenses	31,919
Net Investment Income	31,628
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on sale of investments	111,510
Net realized loss on option contracts	(33,312)
Net change in unrealized appreciation on investments	90,210
Net change in unrealized appreciation on option contracts	58,010
Net Gain from Investments	226,418
Net Increase in Net Assets Resulting from Operations	$258,046

(1) Commencement of operations.

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA Fund Trust
Statement of Changes in Net Assets

USCA Shield Fund
Period From November 29, 2016(1) to March 31, 2017 (Unaudited)
Change in Net Assets Resulting from Operations
Net investment income	$31,628
Net realized gain	78,198
Net change in unrealized appreciation on investments	148,220
Net Increase in Net Assets Resulting from Operations	258,046

Change in Net Assets Resulting from Capital Transactions
Proceeds from shares sold, net	11,592,768
Payments for shares redeemed	(62,910)
Net Increase in Net Assets Resulting from Capital Transactions	11,529,858

Net Increase in Net Assets	11,787,904
Net Assets, Beginning of Period	100,000
Net Assets, End of Period	$11,887,904
Accumulated Net Investment Income	$31,628

(1) Commencement of operations.

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA Fund Trust
Statement of Financial Highlights

	USCA Shield Fund
	Period from November 29, 2016(1) to March 31, 2017 (Unaudited)
Per Share Operating Performance
Beginning net asset value	$10.00

Loss From Investment Operations
Net investment income (2)	0.04
Net gain from investments	0.27
Total from Investment Operations	0.31

Ending Net Asset Value	$10.31

Total return	3.10%	(3)

Supplemental Data and Ratios
Net assets, end of period	$11,887,904
Ratio of expenses to average net assets before waiver	4.01%	(4)
Ratio of expenses to average net assets after waiver	1.15%	(4)
Ratio of net investment income to average net assets before waiver	(1.72%)	(4)
Ratio of net investment income to average net assets after waiver	1.14%	(4)
Portfolio turnover rate	42.22%	(3)

(1) Commencement of operations.
(2) Calculated using average shares outstanding method.
(3) Not annualized.
(4) Annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA Fund Trust
Notes to Financial Statements
March 31, 2017 (Unaudited)

1.	Organization
The USCA Fund Trust (the “Trust”) was organized as a statutory trust under the laws of the state of Delaware on June 1, 2016. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust consists of one series: the USCA Shield Fund (the “Fund”). The Fund commenced operations on November 29, 2016. The Fund’s investment objective is to seek growth of capital and income. The Fund pursues its investment objective by investing primarily in common stocks of large-cap companies and exchange-traded funds that invest primarily in large-cap common stocks.

The Fund is managed by USCA Asset Management LLC (the “Adviser” or “USCA”). The Adviser is a registered investment adviser with the Securities and Exchange Commission.

The Trust has a Board of Trustees (the “Board”) that has overall responsibility for monitoring and overseeing the Trust’s investment program and its management and operations.

The Fund offers two classes of shares Institutional Class and Investor Class. No information is provided in this report for Investor Class shares because shares of that class had not yet been issued as of March 31, 2017. Neither class has a front-end or back-end sales charge.

2.	Significant Accounting Policies
The Fund prepares its financial statements in accordance with accounting principles generally accepted in The United States of America. The Fund is an investment company and applies the specialized accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946. The functional and reporting currency of the Fund is the United States Dollar. Following are the significant accounting policies adopted by the Fund:

A. Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in The United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of income, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

B. Fund Expenses
The Fund bears its own operating expenses subject to an expense limitation and reimbursement agreement discussed in Note 4. These operating expenses include, but are not limited to: all investment-related expenses, advisory and sub-advisory fees, registration expenses, legal fees, audit and tax preparation fees and expenses, administrative and accounting expenses and fees, transfer agent fees, custody fees, costs of insurance, fees and travel-related expenses of the Board, and all costs and expenses of preparing, setting in type, printing and distributing reports and other communications to shareholders.

C. Investment Valuation
All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are

USCA Fund Trust
Notes to Financial Statements
March 31, 2017 (Unaudited)

generally valued at amortized cost. Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

When market quotations are insufficient or not readily available, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or their designees, pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

D. Cash and Cash Equivalents
Cash and cash equivalents include liquid investments of sufficient credit quality with original maturities of three months or less from the date of purchase.

E. Fair Value
The fair values of the Fund’s assets and liabilities which qualify as financial instruments under the ASC 825, Financial Instruments, approximate the carrying amounts presented in the Statement of Assets and Liabilities.

F. Federal Income Taxation
The Fund will elect to be treated as, and to qualify each year for special tax treatment afforded to, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”). In order to qualify as a RIC, the Fund must, among other things, satisfy income, asset diversification and distribution requirements. As long as it so qualifies, the Fund will not be subject to U.S. federal income tax to the extent that it distributes annually its investment company taxable income (which includes ordinary income and short-term capital gain) and its “net capital gain” (i.e., the excess of net long-term capital gains over net short-term capital losses). The Fund intends to distribute at least annually substantially all of such income and gain. If the Fund retains any investment company taxable income or net capital gain, it will be subject to U.S. federal income tax on the retained amount at regular corporate tax rates. In addition, if the Fund fails to qualify as a RIC for any taxable year, it will be subject to U.S. federal income tax on all of its income and gains at regular corporate tax rates.

G. Indemnifications
Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

H. New Accounting Pronouncement
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment

USCA Fund Trust
Notes to Financial Statements
March 31, 2017 (Unaudited)

company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017.

Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

3.	Investment Transactions
For the period from November 29, 2016 (commencement of operations) through March 31, 2017, the Fund purchased (at cost) and sold interests (proceeds) in investment securities in the amount of $13,333,741 and $2,847,887 (excluding short-term securities), respectively.

4.	Organizational and Offering Costs
The Fund expenses organization costs as incurred. Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin. Offering costs are then amortized to expense over twelve months on a straight-line basis. These organization and offering expenses will be advanced by the Adviser and the Adviser has agreed to reimburse the Fund for these expenses, subject to potential recovery (see Note 7). Organizational costs which are subject to reimbursement by the Adviser are presented in the Statement of Assets and Liabilities as a receivable from Adviser. The total amount of the organization costs and offering costs incurred by the Fund is estimated at approximately $18,524 and $20,126, respectively.

5.	Income Taxes
It is the Fund’s intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for federal income taxes is included in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differences in the timing of recognition of gains or losses on investments. Permanent book and tax basis differences, if any, may result in reclassifications to undistributed net investment income (loss), undistributed net realized gain (loss) and additional paid-in capital.

The following information is provided on a tax basis as of March 31, 2017:

Cost of investments	$12,083,203

Gross unrealized appreciation	425,745
Gross unrealized depreciation	(277,525)
Net unrealized appreciation (depreciation)	$148,220

6.	Investment Advisory Services and Other Agreements
The Fund has entered into an Investment Advisory Agreement with USCA Asset Management LLC. Under the Investment Advisory Agreement, the Fund pays the Adviser a monthly fee, which is calculated and accrued monthly (the “Advisory Fee”), at the annual rate of 0.78% of the Fund’s average net assets.

Through October 31, 2017, the Adviser has contractually agreed to waive its management fee and/or pay or otherwise bear operating and other expenses including offering and organizational expenses of the Fund or a Class (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses

USCA Fund Trust
Notes to Financial Statements
March 31, 2017 (Unaudited)

associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers)) to the extent necessary to limit the total annual fund operating expenses to 1.15% for Institutional Class shares and 1.40% for Investor Class shares. The Adviser shall be permitted to recover expenses attributable to the Fund or a Class thereof that the Adviser has borne in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement (the “Agreement”), the Adviser has the right to receive reimbursement of any excess expense payments paid by it pursuant to the Agreement in future years on a rolling three year basis (including offering and organizational expenses paid by the Adviser, but borne by the Fund, prior to the Fund’s effective date, of which the organizational costs are eligible for recoupment until three years after such amounts were waived), if such reimbursement can be achieved within the Operating Expense Limitation. The Adviser’s waived fees and expenses that are subject to potential recoupment are as follows:

Fiscal Year Incurred	Amount Waived	Amount Recouped	Amount Subject to Potential Recoupment	Expiration Date
September 8, 2016	$18,524	$—	$18,524	September 8, 2019
March 31, 2017	73,210	—	73,210	March 31, 2020
Total	$91,734	$—	$91,734

The Fund has engaged U.S. Bancorp Fund Services, LLC to serve as the Fund’s administrator, fund accountant, and transfer agent.

The Fund has engaged U.S. Bank, N.A. to serve as the Fund’s custodian.

7.	Capital Share Transactions

	Period from November 29, 2016(1) to March 31, 2017
	Shares	Amount
Institutional Class:
Sold	1,149,114	$11,592,768
Redeemed	(6,217)	(62,910)
Net increase	1,142,897	$11,529,858
[1]	Commencement of Operations

8.	Trustees and Officers
The Board has overall responsibility for monitoring and overseeing the investment program of the Trust and its management and operations. The Board exercises the same powers, authority and responsibilities on behalf of the Trust as are customarily exercised by the Board of Trustees of a registered investment company organized as a corporation. The Trustees who are not employed by the Adviser are each paid by the Fund a quarterly fee of $1,250. All Trustees are

USCA Fund Trust
Notes to Financial Statements
March 31, 2017 (Unaudited)

reimbursed by the Fund for their reasonable out-of-pocket expenses. One of the Trustees is an employee of the Adviser and receives no compensation from the Fund for serving as such.

All of the Officers of the Fund are affiliated with the Adviser. Such Officers receive no compensation from the Fund for serving in their respective roles. The Board appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations.

9.	Fair Value of Financial Instruments
As a general principle, the fair value of a security is the amount that the Fund might reasonably expect to realize upon its current sale. The Trust has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). In accordance with ASC 820, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (e.g., the risk inherent in a particular valuation technique used to measure fair value, including a pricing model, and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available under the circumstances.

Various inputs are used in determining the value of the Fund’s investments relating to ASC 820. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value team takes into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of a portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by independent third parties and (vii) the liquidity or illiquidity of the market for the security.

USCA Fund Trust
Notes to Financial Statements
March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017:

	Fair Value Measurements at Reporting Date Using
Description	Quoted Prices in Active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock (a)	$10,285,829	$—	$—	$10,285,829
Exchange Traded Funds	335,202	—	—	335,202
Short Term Investments (b)	1,805,016	—	—	1,805,016
Total Assets	$12,426,047	$—	$—	$12,426,047
Liabilities
Written Options	$—	$194,624	$—	$194,624
Total Liabilities	$—	$194,624	$—	$194,624

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short Term Investments that are sweep investments for cash balances in the Fund at March 31, 2017.

During the period ended March 31, 2017, there were no transfers between Level 1, Level 2 or Level 3.

10. Derivative Financial Instruments
The following is a description of the derivative instruments that the Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to the instrument.

As part of its strategy, the Fund sells (“writes”) call options on securities already held in its portfolio (i.e., covered call options). The strategy is designed to shield the Fund from some of the risk associated with these securities and to generate additional returns to the extent of the call option premium received. Written covered call options limit the upside potential of a security above the strike price.

Written Options – Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the fair value of the written option and any change in fair value is recorded as unrealized appreciation (depreciation). Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain (loss) on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss.

The Fund has adopted the disclosure provision of FASB ASC 815, Derivatives and Hedging. ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on

USCA Fund Trust
Notes to Financial Statements
March 31, 2017 (Unaudited)

the Fund’s results of operations and financial position. Tabular disclosure regarding derivate fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815.

Transactions in written options contracts for the period from November 29, 2016 (commencement of operations) through March 31, 2017, are as follows:

	Contracts	Premium
Options outstanding at November 29, 2016	—	$—
Options written	4,647	601,708
Options Closed	(1,209)	(186,040)
Options exercised	(359)	(66,544)
Options expired	(891)	(96,490)
Options outstanding at March 31, 2017	2,188	$252,634

The average monthly fair value of written options during the period from November 29, 2016 (commencement of operations) to March 31, 2017 was $132,121.

The following tables present the types and fair value of derivatives by location at March 31, 2017:

	Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value
Written equity options	Options written, at fair value	$194,624

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain (Loss) on Derivatives	Net Realized Loss on Derivatives	Net Unrealized Appreciation of Derivatives
Written equity options	Options	$(33,312)	$58,010

11. Subsequent Events

The Fund has not identified any additional subsequent events requiring financial statement disclosure as of March 31, 2017.

USCA Fund Trust
Additional Information
March 31, 2017 (Unaudited)

Form N-Q
The Fund will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q will be available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities for the most recent 12-month period ended June 30th are available to stockholders without charge, upon request by calling the Advisor toll free at (888) 601-8722 or on the SEC’s Web site at www.sec.gov.

Board of Trustees
The Fund’s Offering Memorandum includes additional information about the Fund’s Trustees and is available upon request without charge by calling the Advisor toll free at (888) 601-8722 or by visiting the SEC’s Web site at www.sec.gov.

Forward-Looking Statements
This report contains “forward-looking statements,’’ which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may’’, “will’’, “believe’’, “attempt’’, “seem’’, “think’’, “ought’’, “try’’ and other similar terms. The Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

USCA Fund Trust

WHAT DOES USCA FUND TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include:
●	Social Security number and wire transfer instructions
●	account transactions and transaction history
●	investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons USCA Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does USCA Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 877-259-8722

PRIVACY NOTICE
USCA FUND TRUST

What we do:
How does USCA Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does USCA Fund Trust collect my personal information?
We collect your personal information, for example, when you

●        open an account or deposit money

●        direct us to buy securities or direct us to sell your securities

●        seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only:

●        sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●        affiliates from using your information to market to you.

●        sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● USCA Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● USCA Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● USCA Fund Trust does not jointly market.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

 (2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  USCA Fund Trust

By (Signature and Title)   /s/ Phil Pilibosian
Phil Pilibosian President

Date  June 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Phil Pilibosian
Phil Pilibosian, President

Date  June 9, 2017

By (Signature and Title)  /s/ Ivana Shumberg
Ivana Shumberg, Treasurer

Date June 9, 2017